Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	NWTN, Inc.
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001932737
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41559
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York, NY
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Entity Address, Address Line One	Office 114-117, Floor 1
Entity Address, Address Line Two	Building A1,Dubai Digital Park
Entity Address, Address Line Three	Dubai Silicon Oasis
Entity Address, City or Town	Dubai
Entity Address, Country	AE
Contact Personnel Name	Alan Nan WU
City Area Code	(971)
Local Phone Number	5-0656-3888
Contact Personnel Email Address	IR@NWTNMotors.com
Entity Address, Postal Zip Code	000000
Class B Ordinary Shares, with par value $0.0001 per share
Document Information Line Items
Trading Symbol	NWTN
Title of 12(b) Security	Class B Ordinary Shares, with par value $0.0001 per share
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Document Information Line Items
Trading Symbol	NWTNW
Title of 12(b) Security	Warrants, each exercisable for one-half (1/2) of one Class B Ordinary Share at an exercise price of $11.50 per full share
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	32,715,010
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	253,470,511